Net Loss Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss Per Share
18.	NET LOSS PER SHARE

The number of ordinary shares used in the calculation of net loss per share for the year ended December 31, 2017 reflected the Group's 2017 Reorganization as described in Note 1.

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net loss attributable to Sunlands Technology Group used in basic and diluted net loss per share:
Net loss attributable to ordinary shareholders	(918,578)	(927,022)	(394,817)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	3,945,864	6,294,870	6,830,058
Net loss per share
Basic and diluted	(232.80)	(147.27)	(57.81)

Given the Company's loss making position for the years ended December 31, 2017, 2018 and 2019, the effect of potential issuances of shares for the convertible redeemable preferred shares and share options would be anti-dilutive:

(1)

The outstanding 954,274 Series A Preferred Shares, 826,389 Series B Preferred Shares and 141,264 Series B+ Preferred Shares were not considered in the computation of diluted net loss per share for the year ended December 31, 2017;

(2)	51,831 share options were not considered in the computation of diluted net loss per share for the year ended December 31, 2018.
(3)	46,631 share options were not considered in the computation of diluted net loss per share for the year ended December 31, 2019.